Equity - Share capital (Details) $ / shares in Units, R$ in Thousands	Dec. 31, 2021 BRL (R$) Vote shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	May 07, 2021 shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Share capital
Quantity of shares	266,240,444	266,240,444	266,240,444
Authorized share capital (in US dollar) | $		$ 50,000
Authorized shares	5,000,000,000	5,000,000,000
Share capital paid | R$	R$ 13			R$ 3,216,455	R$ 2,068,305
Common
Share capital
Quantity of shares	228,521,790	228,521,790	228,521,790
Shares par value (in dollar per share) | $ / shares		$ 0.00001
Number of votes | Vote	1	1
Preferred
Share capital
Quantity of shares	37,718,654	37,718,654	37,718,654
Shares par value (in dollar per share) | $ / shares		$ 0.00001